Note 34 - Income Taxes - Components of Income Tax Expense (Benefit) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax expense (benefit):
Tax expense (benefit) for current year	€ 739	€ 757	€ 733
Adjustments for prior years	(46)	5	(20)
Total current tax expense (benefit)	693	762	713
Deferred tax expense (benefit):
Origination and reversal of temporary difference, unused tax losses and tax credits	(224)	(71)	316
Effect of changes in tax law and/or tax rate	(11)	(9)	(6)
Adjustments for prior years	(67)	1,948	(34)
Total deferred tax expense (benefit)	(301)	1,868	276
Total income tax expense (benefit)	€ 391	€ 2,630	€ 989